Schedule of Investments
June 30, 2023 (unaudited)
Upright Assets Allocation Plus Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 40.62%

Electrical Industrial Apparatus - 2.80%
Plug Power, Inc. (2)	5,000	51,950

Integrated Circuits - 14.51%
Himax Technologies, Inc. ADR	40,000	270,000

Pharmaceutical Preparations - 5.23%
AbbVie, Inc.	500	67,365
Viatris, Inc.	1,500	14,970
Teva Pharmaceutical Industries Ltd. ADR (2)	2,000	15,060

		97,395

Retail-Home Furniture, Furnishings & Equipment Stores - 0.01%
Bed Bath & Beyond, Inc. (2)	1,000	275

Semiconductors & Related Devices - 17.33%
Ase Technology Holding Co. Ltd. ADR	10,000	77,900
Silicon Motion Technology Corp. ADR (2)	2,000	143,720
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,000	100,920

		322,540

Services-Computer Programming, Data Processing, Etc. - 0.74%
Baidu, Inc. ADR (2)	100	13,691

Total Common Stock	(Cost $ 805,895)	755,851

Exchange-Traded Funds (8)- 49.37%

Direxion Daily Brazil Bull 3X Shares	85	7,597
Direxion Daily Dow Jones Internet Bull 3X Shares	10,000	114,200
Direxion Daily Mid Cap Bull 3X Shares	1,500	60,780
Direxion Daily MSCI Emerging Markets Bull 3X Shares	200	6,118
Direxion Daily MSCI India Bull 3X Shares	500	23,990
Direxion Daily Real Estate Bull 3X Shares	2,000	19,060
Direxion Daily S&P 500 Bull 3X Shares	1,500	134,970
Direxion Daily Semiconductor Bull 3X Shares	3,000	74,490
Direxion Energy Bull 3X Shares	550	30,096
Direxion Financial Bull 3X Shares	1,100	69,938
Direxion Small Cap Bull 3X Shares	1,500	52,935
iShares MSCI China ETF	200	8,948
iShares MSCI EAFE Value ETF	200	9,788
iShares MSCI Taiwan ETF (2)	1,000	47,020
iShares Russell Mid-Cap Value ETF	100	10,984
KraneShares CSI China Internet ETF (2)	1,400	37,702
ProShares UltraPro QQQ ETF	2,000	82,000
VanEck Vectors Vietnam ETF (2)	2,000	26,600
Vanguard FTSE All-World ex-US Small Cap Index Fund ETF	100	11,048
Vanguard FTSE Emerging Markets ETF	700	28,476
Vanguard Real Estate ETF	200	16,712
Victory CEMP US Large Cap High Divdend Volatility Wtd Index ETF	800	45,262

Total Exchange-Traded Funds	(Cost $ 727,231)	918,714

Money Market Registered Investment Companies (4) - 7.00%

First American Government Obligation Fund Class X - 5.01%	3,402	3,402
First American Treasury Obligation Fund Class X - 5.04%	118,271	118,271
Morgan Stanley Institutional Liquidity Treasury Portfolio Institutional - 4.94%	8,542	8,542

Total Money Market Registered Investment Companies	(Cost $ 130,215)	130,215

Total Investments - 96.99%	(Cost $ 1,663,341)	1,804,780

Other Assets less Liabilities - 3.01%		55,981

Total Net Assets - 100.00%		1,860,761

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2023 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$1,804,780	$0
Level 2 - Other Significant Observable Inputs	0	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$1,804,780	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(4) Variable rate investment. The yield shown represents the 7-day yield in effect at June 30, 2023.
(8) Exchange-traded fund.